Description of Business and Organization	12 Months Ended
Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business and Organization

Note 1 - Description of Business and Organization

a. Company and Background

Youxin Technology Ltd. (“Youxin Technology”, or “Youxin Cayman”) was incorporated under the laws of the Cayman Islands on October 21, 2022 as an exempted company with limited liability. Youxin Cayman and its subsidiaries (collectively referred to as “the Company”) are principally engaged in a professional and highly intelligent PaaS (Platform as a Service) provider capable of providing customized system development services and subsequent services to its customers. The Company provides a comprehensive suite of product to give its retail clients an all-round view of their business operations in real time on multiple interfaces, allowing them to make critical business decisions anytime and anywhere. The Company’s products optimize the overall supply chain by streamlining the decision-making process, boosting efficiency and profitability.

Youxin Cayman is a holding company and has no substantial operations other than holding all of the outstanding share capital of Youxin Cloud (BVI) Ltd (“Youxin BVI”) established under the laws of the British Virgin Islands on November 10, 2022. Youxin BVI is also a holding company holding all of the outstanding share capital of Youxin Cloud (HK) Limited (“Youxin HK”) which was incorporated on December 13, 2022 under the laws of Hong Kong. Youxin HK is a holding company holding all of the equity of Hainan Youxin Mutual Enterprise Management Co., Ltd. (“WFOE”), which was incorporated on February 17, 2023 under the law of the People’s Republic of China (“the PRC”). The WFOE holds all of the equity of Guangzhou Youxin Technology Co., Ltd. (“Guangzhou Youxin”), the operating subsidiary which was established on March 12, 2018 under the law of the PRC.

Disposal of Subsidiary

On November 17, 2022, the Company transferred 100% of the equity interest and contribution obligation it held in Guangxi Yousen Network Technology Co., Ltd., (“Guangxi Yousen”) a former wholly-owned subsidiary of the Company to an unrelated individual person Lin Shaofen with no consideration. Yousen had no actual business and the net liabilities of Yousen were $1,596 as of November 17, 2022.

Reorganization

In anticipation of an IPO of its equity securities, the Company undertook the following steps to effect a reorganization (the “Reorganization”):

● Step 1: Formation of Youxin Cayman, Youxin BVI, Youxin HK, and WFOE.

● Step 2: WFOE obtained 100.00% of the equity interests of Guangzhou Youxin on April 28, 2023.

Immediately before and after the Reorganization as described above, Youxin Cayman together with its subsidiaries were effectively controlled by the same controlling shareholders; therefore, the Reorganization was accounted for as a recapitalization, and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time, the entities under common control are presented on a consolidated basis for all periods to which such entities were under common control.

As of the issuance date of the financial statements, the details of the Company’s subsidiaries are as follows:

Name of Entity	Incorporation Date	Background	Ownership	Principle activities
Youxin Cloud (BVI) Ltd (“Youxin BVI”)	November 10, 2022	British Virgin Islands (“BVI”) Company	Youxin Cayman (100% Hold)	Holding company

Youxin Cloud (HK) Limited (“Youxin HK”)	December 13, 2022	Hong Kong (“HK”) Limited Company	Youxin BVI (100% Hold)	Holding company

Hainan Youxin Mutual Enterprise Management Co., Ltd. (“WFOE”)	February 17, 2023	The People’s Republic Of China (“PRC”) Company	Youxin HK (100% Hold)	Holding company

Guangzhou Youxin Technology Co., Ltd. (“Guangzhou Youxin”)	March 12, 2018	The People’s Republic Of China (“PRC”) Company	WFOE (100% Hold)	PaaS and SaaS products

Initial Public Offering

On December 23, 2024, the Company closed its initial public offering (“IPO”) with issuance of 2,300,000 (post-reverse-split: 28,750) Class A ordinary shares, par value $0.0001 per share (post-reverse-split: $0.008 per share), at $4.50 per share (post-reverse-split: $360.00 per share). The gross proceeds of this offering were approximately $10.4 million prior to deducting the underwriting discounts, commissions and other offering cost payable by the Company. Net proceeds received by the Company from its IPO were approximately $9.1 million. The Shares were previously approved for listing on the Nasdaq Capital and commenced trading under the ticker symbol “YAAS” on December 20, 2024. Upon the closing of the IPO on December 23, 2024, the Company issued to Aegis Capital Corp. (the “Representative”) warrants (the “Representative’s Warrants”) to purchase 115,000 Class A Ordinary Shares (post-reverse-split: 1,438.00) with no consideration.

September 2025 Public Offering

On September 8, 2025, the Company closed another public offering (the “September 2025 Public Offering”) of 21,428,571 units (post-reverse-split: 267,857 units) (the “Units”) at a public offering price of $0.28 (post-reverse-split: 22.40 per Unit), with each Unit consisting of: (i) one Class A Ordinary Share (the “Class A Shares”); (ii) one Series A Warrant to purchase one Class A Share (the “Series A Warrants”); (iii) one Series B Warrant to purchase such number of Class A Shares as determined in the Class B Warrant (the “Series B Warrants” and together with the Series A Warrants, the “Warrants”).

Each Series A Warrant is exercisable at an exercise price of $0.28 per share (post-reverse-split: $22.40 per share), and each Series B Warrant is exercisable at an exercise price of $0.00001 per share (post-reverse-split: $0.0008 per share). The Series A Warrants will be exercisable immediately and will expire five years after the closing date and the Series B Warrants will be exercisable immediately with no expiration.

Pursuant to the underwriting agreement, the Company also granted to the Underwriter an option to purchase up to 3,214,286 additional Class A Shares (post-reverse-split: 40,179 shares, representing 15.0% of the Units sold in the offering), and/or up to an additional 3,214,286 Series A Warrants and 3,214,286 Series B Warrants at the public offering price less underwriting discounts and commissions. The Underwriter may exercise this option in whole or in part at any time within forty-five (45) days after the date of the offering. The underwriter may exercise the over-allotment option with respect to Class A Shares only, warrants only, or any combination thereof. On September 5, 2025, the Underwriter partially exercised its over-allotment option and purchased additional 3,214,286 Series A warrants and additional 3,214,286 Series B Warrants for a total of 6,428,572 warrants at the public offering price of $0.00001 per warrant in total consideration of $64.29.

Gross proceeds of the September 2025 Public Offering, together with the partial exercise of the over-allotment option, were approximately $6.0 million, before deducting underwriting fees and other offering costs payable by the Company. Net proceeds received by the Company were approximately $5.3 million.

During the year ended September 30, 2025, the exercise of Series A Warrants and Series B Warrants have resulted in the issuance of 66,894,433 (post-reverse-split 836,180) Class A ordinary shares and 73,116,057 (post-reverse-split 913,951) Class A Ordinary Shares, respectively. Net proceeds from the exercise of Series A Warrants and Series B Warrants were approximately $4.5 million and $731, respectively.

Reverse share split

On August 25, 2025, the Company’s shareholders and Board of Directors approved an 80-for-1 reverse share split of the Company’s issued and outstanding and authorized and unissued Class A ordinary shares of the Company and established an effective date of September 30, 2025. Following the reverse split, the authorized share capital was amended as follows, while the total authorized share capital remained $50,000:

(i) Class A Ordinary Shares: from 400,000,000 shares with a par value of $0.0001 per share to 5,000,000 shares with a par value of $0.008 per share;

(ii) Class B Ordinary Shares: remained at 100,000,000 shares with a par value of $0.0001 per share.

All share and per share information has been retroactively adjusted to reflect the reverse share split for all periods presented. As a result, the Company has 5,000,000 authorized Class A Ordinary Shares, par value of $0.008, of which 2,325,550 and 278,809 shares issued and outstanding as of September 30, 2025 and 2024, respectively.